Schedule of finance income and expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Staff Numbers And Costs
Foreign exchange gain	$ 1,300		$ 1,380	$ 1,150	$ 173
Interest income			16	6
Total finance income		$ 7	1,396	1,156	173
Related party loan interest payable			4,637	3,801	3,351
Convertible loan notes and preference shares interest payable			267	204	217
Lease liability interest payable		8	13	15	4
Bank interest payable			49	41	(4)
Foreign exchange losses	581	(1,281)	452	2,540	4,757
Other finance costs	75	1	597	238	156
Total finance expense	$ 3,216	$ 2,155	$ 6,015	$ 6,839	$ 8,481